Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 55,005	$ 25,469
Prepaid expenses, deposits and receivables	1,905	1,479
Total current assets	56,910	26,948
Non-current assets:
Property, plant and equipment, net	336	245
Right-of-use assets, net	1,194	867
Patent rights, net	1,920	1,778
Total non-current assets	3,450	2,890
Total assets	60,360	29,838
Current liabilities:
Accounts payable and accrued liabilities	2,104	4,528
Current portion of lease liabilities	283	166
Note payable	2,135	1,885
Warrant derivative liability	22,589	36,317
Total current liabilities	27,111	42,896
Long-term lease liabilities	1,025	751
Total Liabilities	28,136	43,647
Shareholders' equity (deficit)
Share capital	262,016	214,148
Contributed surplus - Warrant reserve	13,385	1,671
Contributed surplus	11,586	9,401
Deficit	(254,763)	(239,029)
Shareholders' equity (deficit)	32,224	(13,809)
Total liabilities and Shareholders' equity (deficit)	$ 60,360	$ 29,838